Other Financial Assets - Summary of Other Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Financial Assets [Abstract]
Loans	€ 352	€ 307	€ 259
Deposits and guarantees	418	396	284
Liquidity contract	688	1,023	770
Other financial assets	1,458	1,727	1,313
Loans	352	307	259
Deposits and guarantees	418	396	284
Other non-current financial assets	€ 1,458	€ 1,727	€ 1,313	[1]

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.